Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity
Stock option activity during the year ended December 31, 2023 consisted of the following:

	Options	Weighted Average Fair Value	Weighted Average Exercise Price	Weighted Average Remaining Years	Intrinsic Value
December 31, 2022 — Options outstanding	52,408	$0.59	$0.50	7.14	$670,047
Granted	—	—	—
Exercised	(17,037)	0.72	0.47		189,480
Forfeited	(12,859)	0.73	0.54		137,500
December 31, 2023 — Options outstanding	22,512	$0.40	$0.51	0.55	$168,194
December 31, 2023 — Options vested and exercisable	22,180	$0.39	$0.51	0.46	$165,723
Stock option activity during the six months ended June 30, 2024 consisted of the following:

	Options	Weighted Average Fair Value Per Share	Weighted Average Exercise Price Per Share	Weighted Average Remaining Years	Aggregate Intrinsic Value
December 31, 2023 — Options outstanding	22,512	$0.40	$0.51	0.55	$168,194
Exercised	(20,659)	0.38	0.50		141,076
March 31, 2024 — Options outstanding	1,853	$0.56	$0.63	5.79	$17,806
Exercised	(16)	0.64	0.46		115
June 30, 2024 — Options outstanding	1,837	0.56	0.63	5.54	$11,532
June 30, 2024 — Options vested and exercisable	1,765	$0.55	$0.64	5.51	$11,071

Schedule of Restricted Stock Units (RSUs) Activity
RSU activity during the year ended December 31, 2023 consisted of the following:

	RSUs	Weighted Average Grant Date Fair Value	Weighted Average Fair Value
December 31, 2022 — RSU outstanding	342,674	$43.45	$4,554,137
Granted	664,718	14.22	9,911,323
Vested	(214,555)	34.07	3,144,994
Forfeited	(189,797)	29.50	2,326,289
December 31, 2023 — RSU outstanding	603,040	$18.97	$4,819,138
RSU activity during the six months ended June 30, 2024 consisted of the following:

	RSUs	Weighted Average Grant Date Fair Value	Weighted Average Fair Value
December 31, 2023 — RSU outstanding	603,040	$18.97	$4,819,138
Granted	95,636	9.15	863,989
Vested	(94,428)	17.76	848,522
Forfeited	(4,845)	21.26	55,365
March 31, 2024 — RSU outstanding	599,403	$17.43	$6,146,714
Granted	92,505	7.64	706,702
Vested	(265,157)	13.83	2,120,841
Forfeited	(25,055)	16.52	218,566
June 30, 2024 — RSU outstanding	401,696	$17.61	$2,781,676

Schedule of Recognized Stock-Based Compensation Expense
The Company recognized stock-based compensation expense (including earn-out RSUs) in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2023 and 2022 totaling approximately $7.9 million and $5.2 million, respectively, which consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Cost of goods sold	$396	$406
Research and development	1,824	860
Sales and marketing	966	472
General and administrative	4,720	3,484
Total	$7,906	$5,222
The Company recognized stock-based compensation expense (including Earn-out RSUs) in the condensed consolidated statements of operations and comprehensive loss for the three and six months ended June 30, 2024 totaling approximately $1.6 million and $3.6 million, respectively, and June 30, 2023, totaling approximately $2.1 million and $4.1 million, respectively, which consisted of the following (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Cost of goods sold	$99	$137	$236	$266
Research and development	353	457	815	958
Sales and marketing	170	258	324	525
General and administrative	1,012	1,202	2,265	2,317
Total	$1,634	$2,054	$3,640	$4,066